26 Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable Related To Concessions
Accounts payable related to concession, beginning	R$ 584,163	R$ 554,954
Additions		302
Adjust to present value	(668)	(114)
Monetary variations	99,661	93,386
Payments	(70,569)	(64,365)
Accounts payable related to concession, ending	R$ 612,587	R$ 584,163